Remuneration of auditors (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Auditors Remuneration [Line Items]
Total auditors' remuneration	$ 951,237	$ 722,507	$ 994,806
a. PricewaterhouseCoopers Australia | Australia
Disclosure Of Auditors Remuneration [Line Items]
Audit and review of financial reports	675,921	623,605	669,603
Other audit services	76,569	33,180	180,339
Total auditors' remuneration	752,490	656,785	849,942
b. Network firms of PricewaterhouseCoopers Australia | Australia
Disclosure Of Auditors Remuneration [Line Items]
Audit and review of financial reports	198,747	65,722	144,864
Total auditors' remuneration	$ 198,747	$ 65,722	$ 144,864